                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341

                     UBS Tamarack International Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                  UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                            (LIQUIDATION BASIS)
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                 YEAR ENDED
                                             DECEMBER 31, 2010

                                  UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                            (LIQUIDATION BASIS)
                                           FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                 YEAR ENDED
                                             DECEMBER 31, 2010

                                                  CONTENTS

Report of Independent Registered Public Accounting Firm ...............................................   1
Statement of Assets, Liabilities and Members' Capital .................................................   2
Statement of Operations ...............................................................................   3
Statements of Changes in Members' Capital .............................................................   4
Statement of Cash Flows ...............................................................................   6
Financial Highlights ..................................................................................   8
Notes to Financial Statements .........................................................................   9

(ERNST & YOUNG LOGO)                                        Ernst & Young LLP
                                                            5 Times Square
                                                            New York, New York 10036-6530

                                                            Tel: (212) 773-3000

                          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Tamarack International Fund, L.L.C.

We have audited the  accompanying  statement of assets,  liabilities  and members'  capital of UBS Tamarack
International  Fund, L.L.C. (the "Fund") as of December 31, 2010, and the related  statements of operations and cash flows for the year then ended,  the statements of changes in members'  capital for each of the two years in the period then ended, and the financial  highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company  Accounting  Oversight Board
(United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not  engaged to perform  an audit of the Fund's  internal  control  over  financial  reporting.  Our audits included  consideration  of internal  control  over  financial  reporting  as a basis for  designing  audit procedures that are appropriate in the  circumstances,  but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also  includes  examining,  on a test  basis,  evidence  supporting  the amounts and the disclosures in the financial statements and financial highlights,  assessing the accounting principles used and significant estimates made by management,  and evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements,  the Board of Directors approved the formal liquidation of the Fund. As a result,  the Fund has changed to the liquidation basis of accounting for the presentation of the 2010 financial statements.

In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material respects,  the financial position of UBS Tamarack International Fund, L.L.C. at December 31, 2010,
the  results of its  operations  and its cash flows for the year then ended,  the  changes in its  members'
capital for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                                        (ERNST & YOUNG LLP)

February 24, 2011

                               A member firm of Ernst & Young Global Limited


                                                                                                          1

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                                 $       9,472,605
Foreign cash, at fair value (cost $665,974)                                                         688,377
-----------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                     10,160,982
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Liquidating distributions payable                                                                 5,609,358
Tender offers payable                                                                             4,075,816
Professional fees payable                                                                           236,504
Custody fee payable                                                                                  78,071
Management Fee payable                                                                               57,375
Insurance fee payable                                                                                52,008
Administration fee payable                                                                           29,178
Directors' fees payable                                                                              13,068
Other liabilities                                                                                     9,604
-----------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                10,160,982
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                          $              --
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          2

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                    STATEMENT OF OPERATIONS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $609,994)                                       $    3,045,843
Interest                                                                                            612,298
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                           3,658,141
-----------------------------------------------------------------------------------------------------------

EXPENSES

Margin interest                                                                                   1,835,204
Management Fee                                                                                    1,452,220
Dividends on securities sold, not yet purchased                                                   1,008,996
Professional fees                                                                                   449,164
Custody fee                                                                                         378,798
Administration fee                                                                                  126,858
Directors' fees                                                                                      67,341
Printing, insurance and other expenses                                                              226,803
-----------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    5,545,384
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                              (1,887,243)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
 Investments in securities                                                                       18,176,048
 Securities sold, not yet purchased                                                              (2,834,703)
 Forward contracts and foreign currency transactions                                              6,956,815
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                       (7,962,933)
 Securities sold, not yet purchased                                                                (991,071)
 Forward contracts and foreign currency translations                                             (1,572,053)
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                           11,772,103
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $     9,884,860
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          3

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL


-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010

-----------------------------------------------------------------------------------------------------------

                                                                ADVISER        MEMBERS           TOTAL
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2009                          $  1,412,181   $ 201,846,438   $   203,258,619

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                     (23,072)     (3,973,664)       (3,996,736)
 Net realized gain/(loss) from investments in securities,
     securities sold, not yet purchased, and forward
     contracts and foreign currency transactions                  553,407      46,525,712        47,079,119
 Net change in unrealized appreciation/depreciation on
     investments in securities, securities sold, not yet
     purchased, and forward contracts and foreign
     currency translations                                        (42,974)     (5,656,020)       (5,698,994)
Incentive Allocation                                                3,094          (3,094)               --
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                      490,455      36,892,934        37,383,389
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                 --       2,650,000         2,650,000
Adviser and Members' withdrawals                                   (3,094)   (100,572,371)     (100,575,465)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                              (3,094)    (97,922,371)      (97,925,465)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                        $  1,899,542   $ 140,817,001   $   142,716,543
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                    (269,640)     (1,617,603)       (1,887,243)
 Net realized gain/(loss) from investments in securities,
     securities sold, not yet purchased, and forward
     contracts and foreign currency transactions                  698,889      21,599,271        22,298,160
 Net change in unrealized appreciation/depreciation on
     investments in securities, securities sold, not yet
     purchased, and forward contracts and foreign
     currency translations                                       (242,560)    (10,283,497)      (10,526,057)
Incentive Allocation                                                6,171          (6,171)               --
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                      192,860       9,692,000         9,884,860
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          4

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010

-----------------------------------------------------------------------------------------------------------

                                                                ADVISER        MEMBERS           TOTAL
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                       $         --   $     300,000   $       300,000
Adviser and Members' withdrawals on tender offers                  (1,672)    (41,432,737)      (41,434,409)
Adviser and Members' liquidating distributions                 (2,090,730)   (109,376,264)     (111,466,994)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                  (2,092,402)   (150,509,001)     (152,601,403)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                        $         --   $          --   $            --
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          5

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                    STATEMENT OF CASH FLOWS

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                    $     9,884,860
Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:
 Purchases of investments                                                                      (795,835,944)
 Proceeds from disposition of investments                                                       951,455,193
 Proceeds received from securities sold, not yet purchased                                      476,484,972
 Cost to cover securities sold, not yet purchased                                              (526,588,658)
 Net realized (gain)/loss from investments in securities and securities sold, not yet
  purchased                                                                                     (15,341,345)
 Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, and forward contracts and foreign currency
  translations                                                                                   10,539,539
 Changes in assets and liabilities:
  (Increase) decrease in assets:
   Dividends receivable                                                                              28,838
   Due from broker                                                                               27,264,820
   Interest receivable                                                                               67,912
   Other assets                                                                                      12,787
  Increase (decrease) in liabilities:
   Administration fee payable                                                                         4,541
   Custody fee payable                                                                               38,378
   Directors' fees payable                                                                           13,068
   Dividends payable                                                                               (371,049)
   Insurance fee payable                                                                             52,008
   Interest payable                                                                                (200,833)
   Management Fee payable                                                                           (87,640)
   Professional fees payable                                                                         23,183
   Other liabilities                                                                                 (5,396)
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                       137,439,234

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                            300,000
Payment on Adviser withdrawals on tender offers, including Adviser's change in tender
 offers payable                                                                                      (4,766)
Payment on Members' withdrawals on tender offers, including Members' change in tender
 offers payable                                                                                 (43,231,669)
Payment on Adviser liquidating distributions, less Adviser's liquidating distributions
 payable                                                                                         (1,985,498)
Payment on Members' liquidating distributions, less Members' liquidating distributions
 payable                                                                                       (103,872,138)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                          (148,794,071)

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          6

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                        STATEMENT OF CASH FLOWS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

Net decrease in cash, cash equivalents and foreign cash                                     $   (11,354,837)
Cash, cash equivalents and foreign cash - beginning of year (a)                                  21,515,819
-----------------------------------------------------------------------------------------------------------
CASH, CASH EQUIVALENTS AND FOREIGN CASH - END OF YEAR                                       $    10,160,982
-----------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
  Interest paid                                                                             $     2,036,037
-----------------------------------------------------------------------------------------------------------

    (a) Beginning  of period  balance has been  conformed  to the current  year  presentation,  which is to include foreign cash balances.

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          7

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                                       FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

The following represents the ratios to average members' capital and other supplemental  information for all
Members,  excluding the Adviser,  for the periods indicated.

An individual  Member's ratios  and returns  may  vary  from  the below  based  on  the timing  of  capital transactions,  management  fee  arrangements  and the Incentive Allocation.

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                   2010          2009           2008            2007           2006
                                   ----          ----           ----            ----           ----
Ratio of net investment
income/(loss) to average
members' capital (a)              (1.53%)      (2.51%)          0.66%         (0.87%)           0.66%

Ratio of total expenses to
average members' capital
before Incentive Allocation (a)    4.50%        4.10%           2.78%          3.70%           1.77%

Ratio of total expenses to
average members' capital after
Incentive Allocation (a)           4.51%       4.10%(b)         2.78%          5.15%           4.98%

Portfolio turnover rate           592.62%     1,460.13%        969.14%        500.19%         389.87%

Total return before Incentive
Allocation (c)                      8.53%       32.88%        (45.36%)         7.67%          17.69%

Total return after Incentive
Allocation (d)                      8.52%      32.88%(b)      (45.36%)         6.13%          14.15%

Average debt ratio (a)              53.54%     37.69%           0.60%          14.87%          0.39%

Members' capital at end of year
(including the Adviser)             $  --    $142,716,543   $203,258,619   $1,182,171,935   $1,152,927,258

(a) The average members' capital used in the above ratios is calculated using pre-tender  members' capital, excluding the Adviser.

(b) The impact of Incentive Allocation is less than 0.005%.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                The accompanying notes are an integral part of these financial statements.


                                                                                                          8

                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                              NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.  FUND LIQUIDATION

    UBS Tamarack  International Fund,  L.L.C.'s (the "Fund") Board of Directors (the "Directors")  approved the formal  liquidation on November 18, 2010, and as such, the Fund is proceeding with a liquidation of its  portfolio  of  investments.  As a result  of the  approved  liquidation  plan,  subscriptions  and repurchases into the Fund have been suspended. The Adviser (as defined below) managed the Fund with the objective of maximizing  current  investment  value while seeking to realize all investments as soon as reasonably  practicable.  The Fund has  liquidated  all its  investments  in an  orderly  manner and is distributing the proceeds in accordance with its offering  memorandum.  Based on proceeds received from investments sold in 2010, the Fund  distributed  $105,857,636 to its members on December 22, 2010. As a result of the liquidation,  these financial  statements have been prepared on the liquidation  basis of accounting.

2.  ORGANIZATION

    The Fund was organized as a limited  liability company under the laws of Delaware on February 14, 2001.
    The Fund is  registered  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") as a closed-end,  non-diversified management investment company. The Fund's investment objective was to seek long-term capital appreciation.  The Fund sought to achieve its investment objective by investing, both long and short,  primarily  in equity  securities  of  foreign  issuers,  with  emphasis  on  mid-sized capitalization  issuers  in the  developed  markets  outside  the  United  States.  The Fund  commenced operations on July 2, 2001.

    The Fund's  Directors  have overall  responsibility  to manage and control the business  affairs of the
    Fund,  including the exclusive authority to oversee and to establish policies regarding the management, conduct and  operation of the Fund's  business.  The  Directors  have engaged UBS Tamarack  Management,
    L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

    As of September 30, 2010,  pursuant to an Assignment  and  Assumption  Agreement,  the role of managing member of the joint venture of the Adviser (described below), along with the applicable capital balance in the  fund,  was  transferred  from  UBS  Fund  Advisor,  L.L.C.  ("UBSFA")  to UBS  Alternative  and
    Quantitative  Investments  LLC  ("UBS  A&Q").  UBS A&Q is a wholly  owned  subsidiary  of UBS AG and is registered  as an  investment  adviser  under the  Investment  Advisers  Act of 1940,  as amended  (the
    "Advisers Act").

    The  Adviser  was a joint  venture  between  UBS A&Q and  ReachCapital  PW  Management,  LP  ("RCMLP").
    Investment  professionals  employed by RCMLP managed the Fund's  investment  portfolio on behalf of the
    Adviser under the oversight of UBS A&Q's personnel.  RCMLP is also registered as an investment  adviser under the Advisers Act. RCMLP resigned from the joint venture effective December 31, 2010.


                                                                                                          9


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

2.  ORGANIZATION (CONTINUED)

    Previously,  the Adviser was a joint venture between UBSFA and RCMLP.  UBSFA was the managing member of the Adviser and is a wholly-owned subsidiary of UBS Americas,  Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Advisers Act.

    Prior to the  liquidation,  the Fund, from time to time,  offered to repurchase  interests  pursuant to written tenders to members (the "Members"). These repurchases were made at such times and on such terms as determined by the Directors,  in their  complete and exclusive  discretion.  Generally,  the Adviser recommended to the Directors  that the Fund offer to repurchase  interests from Members twice each year in March and September.  A Member's interest, or portion thereof, in the Fund could only be transferred or assigned (i) by operation of law pursuant to the death,  bankruptcy,  insolvency or dissolution of a
    Member,  or (ii) with the written  approval of the  Directors,  which may be withheld in their sole and absolute discretion.

3.  NEW ACCOUNTING PRONOUNCEMENTS

    In January 2010, the Financial  Accounting  Standards  Board ("FASB")  issued  Codification  Accounting
    Standards Update No. 2010-06,  IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU
    2010-06  amends  Topic  820,  FAIR VALUE  MEASUREMENTS  AND  DISCLOSURES  to add new  requirements  for disclosures  about transfers into and out of Levels 1 and 2, and separate  disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. This update also clarifies existing fair value disclosures about the level of disaggregation  for the classes of assets and liabilities and the disclosures  about the inputs and valuation  techniques used to measure fair value.  ASU 2010-06 is effective  for the  interim  and annual  periods  beginning  after  December  15,  2009 and for periods beginning  after  December  15, 2010 for the new Level 3  disclosures.  The adoption of ASU 2010-06 new disclosures  and  clarification  of existing  disclosures  did not have a material impact on the Fund's financial statements.

4.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    The Fund valued its investments at fair value, in accordance with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

    Various inputs were used in determining the fair value of the Fund's  investments  which are summarized in the three broad levels listed below.


                                                                                                         10


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    LEVEL 1--quoted prices in active markets for identical securities.

    LEVEL 2--other significant observable inputs (including quoted prices for similar securities,  interest rates, prepayment spreads, credit risk, etc.)

    LEVEL 3--significant unobservable inputs (including the Fund's own assumptions.)

    The Fund  recognized  transfers into and out of the levels  indicated above at the end of the reporting period.

    GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that  indicate  a  transaction  with  regards  to such an asset or  liability  is not  orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities.  Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures  about fair value  measurements are provided.  Fair value  measurement  disclosure for each class of assets and  liabilities  requires  greater  disaggregation  than the Fund's  line items in the
    Statement of Assets,  Liabilities and Members' Capital. The Fund determined the appropriate classes for those  disclosures  on the  basis of the  nature  and risks of the  assets  and  liabilities  and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

    For assets and  liabilities  measured at fair value on a recurring  basis  during the period,  the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and  liabilities,  as well as a  reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

    Net asset value of the Fund was determined by the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation  principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    Securities  traded on a foreign  securities  exchange  were  valued at their last  sales  prices on the exchange  where such  securities  are  primarily  traded,  or in the  absence  of a reported  sale on a particular  day,  using the  average of the final bid and ask  prices as of the  measurement  date,  as reported by such exchange. The Fund did not hold any securities traded on a foreign securities exchange at December 31, 2010.


                                                                                                         11


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

4.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    Domestic exchange traded  securities and securities  included in the NASDAQ National Market System were valued at their last  composite  sales prices as reported on the exchanges  where such  securities  are traded.  If no trade took place,  the securities were valued using the average of the final bid and ask prices as of the measurement date. The Fund did not hold any such securities at December 31, 2010.

    Listed  options  were  valued  using last sales  prices as reported  by the  exchange  with the highest reported  daily volume for such  options or, in the absence of any sales on a particular  day, at their bid prices as reported by the exchange  with the highest  volume on the last day a trade was  reported.
    Other marketable  securities for which market  quotations are readily available are valued at their bid prices,  or ask prices in the case of securities sold, not yet purchased,  as obtained from one or more dealers  making  markets  for such  securities.  The Fund did not  hold  any  listed  options  or other marketable securities at December 31, 2010.

    If market quotations were not readily available,  the fair value of the securities described above were determined  in good faith by, or under the  supervision  of, the  Directors  in  consultation  with the
    Adviser.

    Debt securities were valued in accordance with the procedures  described  above,  which with respect to such securities may have included the use of valuations furnished by a pricing service which employed a matrix to determine  valuations for normal  institutional size trading units. The Fund did not hold any debt securities at December 31, 2010.

    All assets and liabilities  initially  expressed in foreign  currencies are converted into U.S. dollars using  foreign  exchange  rates  provided by a pricing  service  compiled as of 4:00 p.m.  London time.
    Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities  markets in the U.S.  Foreign exchange rates are also determined prior to such close.

    On  occasion,  the fair  value of such  foreign  securities  and  exchange  rates  may be  affected  by significant  events occurring between the time when  determination of such values or exchange rates are made and the time that the net asset  value of the Fund is  determined.  When such  significant  events materially  affect the values of securities held by the Fund or its other assets and liabilities,  such securities  and other assets and  liabilities  are valued as  determined in good faith by, or under the supervision  of,  the  Directors.  The Fund did not hold any  foreign  securities  or other  assets and liabilities valued by the Directors at December 31, 2010.


                                                                                                         12


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

    Securities  transactions,  including related revenue and expenses,  were recorded on a trade-date basis and dividends were recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable.  Interest income and expenses were recorded on the accrual basis. Premiums and discounts on debt securities were amortized/accreted to interest expense/income using the effective yield method.
    Realized  gains and losses from  investments  in  securities,  securities  sold,  not yet purchased and foreign currency  transactions  were calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the  fluctuations  arising from changes in market prices of foreign  securities  held. Such  fluctuations  are included in net realized and unrealized gain or loss from investments in securities and securities  sold, not yet purchased.  Net realized gain or loss from foreign  currency  transactions  represents  net foreign  exchange  gain or loss from  forward  foreign currency  contracts,  disposition of foreign  currencies,  and the difference between the amount of net investment  income recorded on the Fund's  accounting  records and the U.S. dollar  equivalent  amounts actually  received or paid. Net unrealized gain or loss from foreign currency  translations  arise from changes in the value of assets and  liabilities,  other than  investments  in securities and securities sold, not yet purchased, as a result of changes in exchange rates.

    C.  FUND EXPENSES

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account; legal fees;
    accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value,  including valuation services provided by third parties; costs of insurance;  registration expenses;  organization costs; due diligence,  including travel and related  expenses;  expenses of meetings of Directors;  all costs with respect to communications to Members; and other types of expenses approved by the Directors.

    D.  INCOME TAXES

    The Fund  has  reclassified  $1,887,243  and  $22,298,160  from  accumulated  net  investment  loss and accumulated net realized gain from investments in securities,  securities sold, not yet purchased,  and forward contracts and foreign currency transactions,  respectively, to net capital contributions during the year ended  December  31,  2010.  The  reclassification  was to reflect,  as an  adjustment  to net contributions,  the amount of estimated  taxable  income or loss that have been allocated to the Fund's
    Members as of December 31, 2010 and had no effect on members' capital.


                                                                                                         13


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

4.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    D.  INCOME TAXES (CONTINUED)

    The Fund files income tax returns in the U.S. federal  jurisdiction and applicable  states.  Management has  analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years,  and has  concluded  that no  provision  for federal or state  income tax is required in the
    Fund's  financial  statements.  The Fund's federal and state income tax returns for tax years for which the  applicable  statutes of  limitations  have not expired are subject to  examination by the Internal
    Revenue Service and state departments of revenue.  The Fund recognizes interest and penalties,  if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

    Each  Member is  individually  required to report on its own tax return its  distributive  share of the
    Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash  equivalents  consists of U.S. cash and foreign cash. The U.S. cash is invested in a PFPC
    Trust Company account which pays money market rates and is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets,  Liabilities and Members' Capital.
    Such cash, at times,  may exceed federally  insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

    F.  USE OF ESTIMATES

    The preparation of financial  statements in conformity with GAAP requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and  liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from operations  during the reporting  period.  Actual results could differ from those estimates.

5.  RELATED PARTY TRANSACTIONS

    UBS A&Q provides certain management and  administrative  services to the Fund,  including,  among other things, providing office space and other support services. In consideration for such services, the Fund paid UBS A&Q a monthly  management fee (the "Management  Fee") at an annual rate of 1.25% of the Fund's members'  capital,  excluding the capital account  attributable to the Adviser.  The Management Fee was paid to UBS A&Q out of the Fund's assets and debited against the Members' capital  accounts,  excluding the Adviser's capital account. A portion of the Management Fee was paid by UBS A&Q to RCMLP.


                                                                                                         14


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

5.  RELATED PARTY TRANSACTIONS (CONTINUED)

    UBS Financial  Services Inc. ("UBS FSI"), a wholly-owned  subsidiary of UBS Americas,  Inc., acted as a placement agent for the Fund,  without special  compensation  from the Fund, and incurred its own costs associated with its activities as placement  agent.  Placement fees, if any,  charged on  contributions were debited against the contribution amounts to arrive at a net subscription amount. The placement fee did not constitute assets of the Fund.

    The Fund may have executed  portfolio  transactions  through UBS FSI and its  affiliates.  For the year ended  December 31, 2010,  UBS FSI and its  affiliates  earned  brokerage  commissions  of $79,625 from portfolio transactions executed on behalf of the Fund.

    The net increase (or decrease) in members'  capital  derived from  operations  (net income or loss) was initially  allocated  to the  capital  accounts  of all  Members  on a pro-rata  basis,  other than the
    Management Fee which was similarly  allocated to all Members other than the Adviser as described above.
    Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter,  the
    Adviser was entitled to an incentive allocation (the "Incentive  Allocation") of 20% of the net profits
    (defined as net increase in members'  capital  derived from  operations)  if any,  that would have been credited to the Member's capital account for such period.  The Incentive  Allocation was made only with respect to net profits that exceeded any net losses previously  debited from the account of such Member which had not been offset by any net profits subsequently credited to the account of the Member.

    The  Incentive  Allocation  for the year ended  December  31, 2010 and December 31, 2009 was $6,171 and
    $3,094, respectively, and was recorded as an increase to the Adviser's capital account. Such amount was not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

    Each  Director  of the Fund  received a retainer of $7,500 plus a fee for each  meeting  attended.  The
    Chairman of the Board of Directors  and the  Chairman of the Audit  Committee of the Board of Directors
    each received an additional annual retainer in the amounts of $10,000 and $15,000, respectively.  These additional  annual  retainer  amounts were paid for by the Fund on a pro-rata  basis with ten other UBS funds  where UBS A&Q is the  investment  adviser.  All  Directors  are  reimbursed  by the Fund for all reasonable out-of-pocket expenses.

    As described in the private placement  memorandum,  certain brokerage  arrangements provided that RCMLP receive soft dollar credits related to brokerage  commissions paid by the Fund and other clients.  Such credits could have been used by RCMLP for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLP through the use of soft dollar credits could have been for the benefit of the Fund or other accounts managed by RCMLP.


                                                                                                         15


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

6.  ADMINISTRATION AND CUSTODY FEES

    PFPC Trust Company,  which will be renamed BNY Mellon Investment Servicing Trust Company effective July
    1, 2011, served as custodian (the "Custodian") of the Fund's assets and provided custodial services for the Fund.  The Custodian  entered into a service  agreement  whereby PNC Bank,  NA provides  securities clearance functions.

    On July 1, 2010,  the PNC  Financial  Services  Group,  Inc. sold the  outstanding  stock of PNC Global
    Investment  Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC
    Global Investment  Servicing (U.S.), Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
    ("BNY  Mellon").  BNY Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity provides certain administrative,  accounting, record keeping, tax and Member related services.
    BNY Mellon  receives a monthly fee primarily  based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates.  Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

7.  SECURITIES TRANSACTIONS

    Aggregate  purchases and proceeds from sales of investment  securities  for the year ended December 31,
    2010  amounted to  $1,322,424,602  and  $1,427,940,165,  respectively.  Included  in these  amounts are purchases  and  proceeds  from  securities  sold,  not yet  purchased  amounting  to  $526,588,658  and
    $476,484,972, respectively.

8.  DUE TO BROKER

    The Fund had the ability to trade on margin and, in that  connection,  borrowed  funds from brokers and banks for  investment  purposes.  Trading in equity  securities  on margin  involves  an  initial  cash requirement  representing at least 50% of the underlying  security's value with respect to transactions in U.S. markets and varying  percentages with respect to transactions in foreign markets.  The 1940 Act requires  the Fund to satisfy an asset  coverage  requirement  of 300% of its  indebtedness,  including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledged securities as collateral  for the margin  borrowings,  which were  maintained  in a  segregated  account  held by the
    Custodian.  For the year ended December 31, 2010,  the Fund's average  interest rate paid on borrowings was  2.93%  per annum  and the  average  borrowings  outstanding  were  $65,934,101.  The Fund  pledged securities  in an  account  at the  Custodian,  for the  benefit of the prime  broker,  to meet  margin requirements  as  determined  by the prime broker.  During the year ended  December 31, 2010,  the Fund recorded margin interest expense of $1,835,204.


                                                                                                         16



                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

9.  DERIVATIVE CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT
    RISK

    Foreign-denominated  assets may involve more risks than  domestic  transactions,  including  political, economic,  and regulatory risk. Risks may also arise from the potential  inability of a counterparty to meet the terms of a  contract  and from  unanticipated  movements  in the value of  foreign  currencies relative to the U.S. dollar.

    Derivative  contracts  serve as  components  of the Fund's  investment  strategies  and are utilized to structure  and hedge  investments  to enhance  performance  and reduce  risk to the Fund as well as for speculative purposes and other independent profit opportunities. The Fund held forward foreign currency exchange contracts during the year ended December 31, 2010. Such financial  instruments contain varying degrees of off-balance  sheet risk whereby  changes in the fair value of the securities  underlying the financial  instruments  may be in  excess  of  the  amounts  recognized  in the  Statement  of  Assets,
    Liabilities and Members' Capital. The Fund did not hold any forward foreign currency exchange contracts at December 31, 2010.

    During the year ended  December 31, 2010,  the Fund entered  into  forward  foreign  currency  exchange contracts for the purchase or sale of a specific  foreign currency at a fixed price on a future date as
    a  hedge  against  either  specific   transactions  or  portfolio   positions.   All  commitments  were
    "marked-to-market"  daily at the applicable  translation  rates and any resulting  unrealized  gains or losses were recorded in the Fund's financial statements.  The Fund recorded realized gains or losses at the time a forward contract was offset by entry into a closing  transaction or extinguished by delivery of the currency.  Risks may have arisen upon entering into these contracts from the potential inability of the counterparty  (Morgan Stanley & Co.  Incorporated) to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

    The Fund is required to present enhanced  information in order to provide users of financial statements with an improved  degree of  transparency  and  understanding  of how and why an entity uses derivative instruments,  how derivative  instruments are accounted for, and how derivative  instruments  affect an entity's  financial  position,  results of  operations  and its cash  flows.  In order to provide  such information to financial statement users, the Fund provides  qualitative  disclosures about an entity's associated risk exposures,  quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

    The net realized and net  unrealized  gain/(loss) on forward  foreign  currency  exchange  contracts is
    $7,227,378  and  $(1,585,535),  respectively,  and are included in the realized  gain/loss from forward contracts and foreign currency transactions and net change in unrealized  appreciation/depreciation  on forward  contracts and foreign  currency  translations  on the Statement of  Operations.  There were no forward foreign currency exchange contracts held at December 31, 2010.


                                                                                                         17


                                                UBS TAMARACK INTERNATIONAL FUND, L.L.C. (LIQUIDATION BASIS)

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

10. INDEMNIFICATION

    In the ordinary  course of  business,  the Fund may have entered  into  contracts  or  agreements  that contained indemnifications or warranties. Future events could occur that could lead to the execution of these  provisions  against the Fund.  Based on its history and  experience,  the Fund believes that the likelihood of such an event is remote.

11. SUBSEQUENT EVENTS

    As of December 31, 2010, the Fund had $5,609,358 of liquidating  distributions  payable,  which will be paid in accordance  with the Fund's offering  memorandum as part of the final  liquidation of the Fund, and $4,075,816 of tender offer payable,  which will be paid in accordance  with the terms of the Fund's
    March 31, 2010 and September 30, 2010 tender offers.

    Due to the formal  liquidation  of the Fund, the Adviser has agreed to waive the Management Fee for the period subsequent to December 31, 2010 through the date of the final liquidation.


                                                                                                         18


                            UBS TAMARACK INTERNATIONAL FUND, L.L.C. (UNAUDITED)

    The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 18, 2010. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent  legal counsel the approval of the Investment  Advisory
Agreement.  The Directors reviewed  materials  furnished by and concerning UBS Alternative and Quantitative
Investments LLC ("UBS A&Q"),  including information regarding its affiliates and its personnel,  operations and financial  condition,  as well as information  regarding UBS Tamarack  Management,  L.L.C.,  the Fund's investment adviser (the "Adviser") of which UBS A&Q is the managing member.  Tables indicating  comparative fee information,  and comparative performance information,  as well as a summary financial analysis for the
Fund, were also included in the meeting materials and were reviewed and discussed.  The Directors discussed with  representatives  of UBS A&Q the Fund's  operations and the Adviser's  ability to provide advisory and other services to the Fund.

    The Directors  reviewed,  among other things, the nature of the advisory services to be provided to the
Fund by the Adviser,  including its investment  process,  and the experience of the investment advisory and other  personnel  proposing to provide  services to the Fund.  The  Directors  discussed the ability of the
Adviser to manage the Fund's  investments in accordance  with the Fund's stated  investment  objectives and policies,  as well as the  services  to be provided by UBS A&Q to the Fund,  including  administrative  and compliance  services,  oversight of Fund accounting,  marketing  services,  assistance in meeting legal and regulatory  requirements  and  other  services  necessary  for the  operation  of the Fund.  The  Directors acknowledged the Adviser's  employment of highly skilled  investment  professionals,  research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the
Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and
UBS Financial  Services Inc.  Accordingly,  the Directors  felt that the quality of service  offered by the
Adviser to the Fund was appropriate,  and that the Adviser's  personnel had sufficient  expertise to manage the Fund.

    The Directors  reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS A&Q which had objectives and strategies similar to those of the
Fund and which are managed by other,  third-party  investment advisers  ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment  restrictions under the  Investment  Company  Act of 1940,  as  amended,  that are  applicable  to the Fund and which can adversely affect the Fund's performance relative to that of its Comparable Funds. The Directors noted that, by letter dated November 9, 2010, ReachCapital Management,  LP had notified UBS A&Q of its intent to resign as the non-managing  member of the Adviser effective  December 31, 2010 and,  therefore,  that the Fund was being dissolved.  Additionally,  the Directors observed that while the Fund's 2010 performance as of August
31, 2010 lagged the median  performance  of the Comparable  Funds and relevant  indexes (HFRI Equity Hedge,
HFRX Equity Hedge,  MSCI EAFE and MSCI World Index (MSDUWI)),  the Fund's 2009 performance had exceeded the median performance of the Comparable Funds and relevant indexes.

    The Directors also compared the volatility of the Fund to that of its Comparable  Funds.  The Directors observed that for the three- and five-year  periods ended August 31, 2010, the Fund's  volatility was above the median volatility of the Comparable Funds and relevant indexes.

    The Directors considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the advisory fees charged by UBS Fund
Advisor,  L.L.C.  ("UBSFA") and its affiliates for other UBS alternative  investment products,  noting that
UBSFA  transferred  its managing  membership  interest in the Adviser to UBS A&Q as of October 1, 2010. The
Directors  specifically noted that if the Fund was not fully liquidated and dissolved by December 31, 2010, they would consider whether a reduction in the Fund's management fee would be appropriate.  Notwithstanding the foregoing,  the information  presented to the Directors showed that the Fund's management fee was below the median management fee of the Comparable Funds and that the Fund's incentive fee was equal to the median incentive fee being charged to the  Comparable  Funds.  In comparing the advisory fees being charged to the
Fund to the fees being charged by UBS A&Q and its affiliates for other UBS alternative investment products, the Directors  observed that the Fund's management fee was equal to the lowest management fee being charged to the single-manager  funds and that the Fund's incentive fee was equal to the incentive fee being charged to the other  single-manager  funds. In light of the foregoing,  the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products.

    The Directors also considered the profitability to UBSFA and UBS A&Q both before payment to brokers and after  payment to brokers  and  concluded  that the  profits to be  realized by UBSFA and UBS A&Q and their affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and
UBSFA and UBS A&Q were within a range the Directors  considered  reasonable and appropriate.  The Directors also  discussed  the fact  that the Fund was not  large  enough  at that  time to  support  a  request  for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory
Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable.  The Directors  concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and Officers of the Fund as of December 31, 2010 is set forth  below.  The  statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative Investments LLC ("UBS A&Q") at (888) 793-8637.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                              FUND          DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND          AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT DIRECTORS

George W. Gowen (81)          Term -- Indefinite  Law partner of Dunnington, Bartholow          11      None
UBS Alternative and             Length--since     & Miller.
Quantitative Investments LLC   Commencement of
677 Washington Boulevard         Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)        Term -- Indefinite  Professor of Financial Accounting of          11      None
UBS Alternative and             Length--since     the Graduate School of Business,
Quantitative Investments LLC    July 1, 2004      Columbia University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)        Term -- Indefinite  General Partner of Sienna Ventures;           11      Director of: Modus Link,
UBS Alternative and             Length--since     General Partner of Blue Rock Capital.                 Inc.; Excelsior Absolute
Quantitative Investments LLC    May 30, 2008                                                            Return Fund of Funds,
677 Washington Boulevard                                                                                L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                             Investors, L.L.C.; Excelsior
Director                                                                                                LaSalle Property Fund, Inc;
                                                                                                        UST Global Private Markets
                                                                                                        Fund, L.L.C.

                                                         INTERESTED DIRECTOR

Meyer Feldberg (68)(3)        Term -- Indefinite  Dean Emeritus and Professor of                58      Director of: Primedia, Inc.;
UBS Alternative and             Length--since     Management of the Graduate School of                  Macy's, Inc.; Revlon, Inc.;
Quantitative Investments LLC   Commencement of    Business, Columbia University; Senior                 NYC Ballet; SAPPI Ltd.
677 Washington Boulevard         Operations       Advisor for Morgan Stanley.                           Advisory Director of Welsh
Stamford, Connecticut 06901                                                                             Carson Anderson & Stowe.
Director

                                                  OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)         Term -- Indefinite  Global Head of UBS Alternative and           N/A                 N/A
UBS Alternative and             Length--since     Quantitative Investments LLC since
Quantitative Investments LLC   October 1, 2010    June 2010. Prior to serving in this
677 Washington Boulevard                          role, he was Deputy Global Head of
Stamford, Connecticut 06901                       UBS Alternative and Quantitative
Principal Executive Officer                       Investments LLC.

Robert F. Aufenanger (57)     Term -- Indefinite  Executive Director of UBS Alternative        N/A                 N/A
UBS Alternative and             Length--since     and Quantitative Investments LLC
Quantitative Investments LLC     May 1, 2007      since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of UBS
Stamford, Connecticut 06901                       Alternative Investments US from April
Principal Accounting Officer                      2007 to October 2010. Prior to April
                                                  2007, Chief Financial Officer and
                                                  Senior Vice President of Alternative
                                                  Investments Group of U.S. Trust
                                                  Corporation from 2003 to 2007.

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                                                                                              FUND          DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                              COMPLEX           DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND          AND LENGTH OF             PRINCIPAL OCCUPATION(S)         OVERSEEN BY          FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)             DURING PAST 5 YEARS            DIRECTOR(2)     DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (51)        Term - Indefinite   Executive Director of UBS Alternative       N/A                  N/A
UBS Alternative and              Length--since    and Quantitative Investments LLC
Quantitative Investments LLC    July 19, 2005     since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of
Stamford, Connecticut 06901                       Compliance of UBS Financial Services
Chief Compliance Officer                          Inc. from 2003 to 2010 and Deputy
                                                  Director of Compliance of UBS
                                                  Financial Services of Puerto Rico
                                                  Inc. from October 2006 to October 2010.

(1) The Fund commenced operations on July 1, 2001.

(2) Of the 58  funds/portfolios  in the complex,  47 are advised by an affiliate of UBS  Financial  Services  Inc.  ("UBSFS") and 11
    comprise the UBS A&Q Family of Funds.

(3) Mr. Feldberg is an "interested  person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q
    Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and third  quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at  http://www.sec.gov  and may be reviewed or copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Global Asset Management Sales Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $80,000 in 2010 and $178,225 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $6,500 in 2010 and $7,500 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $142,000 in 2010 and $170,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                          REACHCAPITAL MANAGEMENT, LLC.

                      PROXY VOTING POLICIES AND PROCEDURES

I. TYPES OF ACCOUNTS TO WHICH REACHCAPITAL MANAGEMENT LLC VOTES PROXIES

     ReachCapital Management, LLC ("REACH") votes proxies for each fund for which we act as adviser with the power to vote proxies.

II. GENERAL GUIDELINES

     In voting proxies, REACH is guided by general fiduciary principles. REACH's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. REACH attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III. HOW REACH VOTES

     Generally, REACH divides proxies into routine matters and non-recurring or extraordinary matters. It is REACH's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. For non-recurring extraordinary matters, REACH votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, REACH votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. REACH divides issues into eleven categories listed below in Section V.

IV. CONFLICTS OF INTEREST

     In furtherance of REACH's goal to vote proxies in the best interests of clients, REACH follows procedures designed to identify and address material conflicts that may arise between REACH's interests and those of its clients before voting proxies on behalf of such clients.

A.   Procedures for Identifying Conflicts of Interest.

               REACH relies on the following to seek to identify conflicts of interest with respect to proxy voting:

     REACH employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of REACH with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of REACH's business, and (ii) to bring conflicts of interest of which they become aware to the attention of REACH's Chief Financial Officer.

B. Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

     1. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) above must be brought to the attention of REACH's Chief Financial Officer for resolution.

     2. REACH's Chief Financial Officer will work with appropriate REACH personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence REACH's decision-making in voting the proxy. If it is determined that a conflict of interest is not material, REACH may vote proxies notwithstanding the existence of the conflict.

     3. If it is determined that a conflict of interest is material, REACH's Chief Financial Officer will work with appropriate REACH personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

          - disclosing the conflict to clients and obtaining their consent before voting;

          - suggesting to clients that they engage another party to vote the proxy on their behalf;

          - engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

          - such other method as is deemed appropriate under the circumstances given the nature of the conflict.

               REACH's Chief Financial Officer shall maintain a written record of the method used to resolve a material conflict of interest.

V. VOTING POLICY

     These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account where shares are being voted.

A. Election of Directors

     1.   Voting on Director Nominees in Uncontested Elections.

               We vote for director nominees.

     2.   Chairman and CEO is the Same Person.

               We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

     3.   Majority of Independent Directors

          (1) We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (E.G., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following:
               (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

          (2) We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

     4.   Stock Ownership Requirements

               We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     5.   Term of Office

               We vote against shareholder proposals to limit the tenure of independent directors.

     6.   Director and Officer Indemnification and Liability Protection

          (1) Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

          (2) We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

          (3) We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

          (4) We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, AND
               (ii) only the director's legal expenses would be covered.

     7.   Charitable Contributions

               We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

     8.   Mandatory Retirement Ages

               We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

B. Proxy Contests

     1.   Voting for Director Nominees in Contested Elections

               We vote on a case-by-case basis in contested elections of directors.

     2.   Reimburse Proxy Solicitation Expenses

               We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

C. Auditors

     1.   Ratifying Auditors

               We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

D. Proxy Contest Defenses

     1.   Board Structure: Staggered vs. Annual Elections

          (1)  We vote against proposals to classify the board.

          (2) We vote for proposals to repeal classified boards and to elect all directors annually.

     2.   Shareholder Ability to Remove Directors

          (1) We vote against proposals that provide that directors may be removed ONLY for cause.

          (2) We vote for proposals to restore shareholder ability to remove directors with or without cause.

          (3) We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

          (4) We vote for proposals that permit shareholders to elect directors to fill board vacancies.

     3.   Cumulative Voting

          (1)  We vote against proposals to eliminate cumulative voting.

          (2) We vote for proposals to permit cumulative voting if there is an indication of a gap in the company's corporate governance.

     4.   Shareholder Ability to Call Special Meetings

          (1) We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

          (2) We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     5.   Shareholder Ability to Act by Written Consent

          (1) We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

          (2) We vote for proposals to allow or make easier shareholder action by written consent.

     6.   Shareholder Ability to Alter the Size of the Board

          (1)  We vote for proposals that seek to fix the size of the board.

          (2) We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

E. Tender Offer Defenses

     1.   Poison Pills

          (1) We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

          (2) We vote on a case-by-case basis for shareholder proposals to redeem a company's poison pill.

          (3) We vote on a case-by-case basis management proposals to ratify a poison pill.

     2.   Fair Price Provisions

          (1) We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

          (2) We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     3.   Greenmail

          (1) We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

          (2) We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     4.   Unequal Voting Rights

          (1)  We vote against dual class exchange offers.

          (2)  We vote against dual class re-capitalization.

     5.   Supermajority Shareholder Vote Requirement to Amend the Charter or
          Bylaws

          (1) We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     6.   Supermajority Shareholder Vote Requirement to Approve Mergers

          (1) We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

          (2) We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     7.   White Squire Placements

          We vote for shareholder proposals to require approval of blank check preferred stock issues.

F. Miscellaneous Governance Provisions

     1.   Confidential Voting

          (1) We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

          (2)  We vote for management proposals to adopt confidential voting.

     2.   Equal Access

                    We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     3.   Bundled Proposals

                    We vote on a case-by-case basis for bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     4.   Shareholder Advisory Committees

                    We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

G. Capital Structure

     1.   Common Stock Authorization

          (1) We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

          (2) We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

               (a) Company has already issued a certain percentage (I.E., greater than 50%) of the company's allotment.

               (b) The proposed increase is reasonable (I.E., less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

     2.   Stock Distributions: Splits and Dividends

                    We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

          Reverse Stock Splits

                    We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

          Blank Check Preferred Stock Authorization

                    We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

          Shareholder Proposals Regarding Blank Check Preferred Stock

                    We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     3.   Adjust Par Value of Common Stock

          We vote for management proposals to reduce the par value of common stock.

     4.   Pre-emptive Rights

          (1) We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

               (a)  size of the company.

               (b) characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

               (c) percentage of the rights offering (rule of thumb less than 5%).

          (2) We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     5.   Debt Restructuring

                    We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     6.   Share Repurchase Programs

                    We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

H. Executive and Director Compensation

               In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     1.   Shareholder Proposals to Limit Executive and Director Pay

          (1) We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

          (2) We vote on a case-by-case basis for all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

     2.   Golden Parachutes

          (1) We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

          (2) We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

     3.   Employee Stock Ownership Plans (ESOPs)

                    We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

I. Country of Incorporation

Voting on Re-incorporation Proposals

                    We vote on a case-by-case basis for proposals to change a company's country of incorporation.

J. Mergers and Corporate Restructuring

     1.   Mergers and Acquisitions

                    We vote on a case-by-case basis for mergers and acquisitions.

     2.   Corporate Restructuring

                    We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

     3.   Spin-offs

                    We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     4.   Asset Sales

                    We vote on a case-by-case basis for asset sales.

     5.   Liquidations

                    We vote on a case-by-case basis for liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     6.   Appraisal Rights

                    We vote for proposals to restore, or provide shareholders with, rights of appraisal.

     7.   Changing Corporate Name

                    We vote on a case-by-case basis for changing the corporate name.

K. Social and Environmental Issues

          In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

          (1) whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

          (2)  the percentage of sales, assets and earnings affected;

          (3) the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

          (4) whether the issues presented should be dealt with through government or company-specific action;

          (5) whether the company has already responded in some appropriate manner to the request embodied in a proposal;

          (6) whether the company's analysis and voting recommendation to shareholders is persuasive;

          (7)  what other companies have done in response to the issue;

          (8)  whether the proposal itself is well framed and reasonable;

          (9) whether implementation of the proposal would achieve the objectives sought in the proposal; and

          (10) whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by REACH in its sole discretion.

VI. RECORD KEEPING AND OVERSIGHT

     REACH shall maintain the following records relating to proxy voting:

     -    a copy of these policies and procedures;

     -    a copy of each proxy form (as voted);

     - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - documentation relating to the identification and resolution of conflicts of interest;

     - any documents created by REACH that were material to a proxy voting decision or that memorialized the basis for that decision; and

     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in REACH's office.

     In addition, with respect to proxy voting records any fund registered under the Investment Company Act of 1940, REACH shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

     In lieu of keeping copies of proxy statements, REACH may rely on proxy statements filed through the ADP ProxyEdge Lite software application available via the internet.

                                -----------------

     These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                         PORTFOLIO MANAGEMENT DISCLOSURE

     Not applicable. On November 18, 2010, the Board of Directors of the Fund approved the liquidation of the Fund and, accordingly, shares of the Fund are no longer being offered.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Tamarack International Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011

* Print the name and title of each signing officer under his or her signature.